Shareholders' Equity and Redeemable Non-Controlling Interest - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended							6 Months Ended	12 Months Ended
	Dec. 27, 2019 shares	Dec. 26, 2019 $ / shares	Sep. 30, 2020 USD ($) $ / shares shares	May 31, 2020 $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019	Sep. 30, 2021 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares		Mar. 31, 2020 USD ($) $ / shares shares		Jul. 01, 2021 USD ($)	May 31, 2021 $ / shares	Dec. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)
Class of Stock [Line Items]
Warrant exercise price per share | $ / shares																$ 0.01
Earnout shares									(i) during any Trading Period prior to March 31, 2023, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $17.50 per share; and (ii) during any Trading Period prior to March 31, 2025, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $31.50 per share.
Common stock issued						628,779,048				684,789,169	651,576,293		628,779,048
Net proceeds of common stock | $											$ 0		$ 999,193
Common stock, shares authorized						7,000,000,000				7,000,000,000	7,000,000,000		7,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.00000003			$ 0.00000003				$ 0.00000003	$ 0.00000003		$ 0.00000003
Shares issued upon warrant exercise				5,719,145							5,719,145
Sk [Member]
Class of Stock [Line Items]
Subscription Received | $															$ 100,000
Equity Method Investments | $																	$ 200,000
Equity Method Investment, Ownership Percentage																	40.00%
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Conversion of stock , share converted								2,500,000
Carrying amount of the convertible promissory | $								$ 35,600
Common Stock [Member]
Class of Stock [Line Items]
Public offering shares of common stock								78,867,360			21,077,155	[1]	78,867,360	[1]
Roivant Common Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized										7,000,000,000
Common Stock, Par or Stated Value Per Share | $ / shares										$ 0.0000003
Common Stock, Voting Rights										one vote
Stockholders Equity Note Stock Split Exchange Ratio1										2.9262
Sumitomo Transaction Agreement [Member] | Roivant Equity Repurchase [Member]
Class of Stock [Line Items]
Offer to repurchase common stock held by each holder		11.23%
Common stock per share | $ / shares		$ 12.68
Description of share repurchase offer											The offers included (i) an offer to repurchase up to approximately 11.23% of the common stock held by each holder (and its affiliates) of the Company’s common stock as of December 26, 2019, at a price per share of $12.68 representing fair value of the common stock, (ii) an offer to purchase vested stock options whose fair market value (as determined as of December 27, 2019) was less than or equal to the fair market value of approximately 11.23% of the earliest-granted of such holder’s outstanding vested and unvested stock options, at a purchase price equal to such vested option’s fair market value, and (iii) an offer to holders of performance restricted stock units (“pRSUs”) to surrender 100% of their existing pRSUs in exchange for newly issued performance stock options and capped value appreciation rights. The offer to the holders of pRSUs included an offer by the Company to immediately purchase approximately 11.23% of the newly issued performance stock options and capped value appreciation rights for cash.
Maximum | Sumitomo Transaction Agreement [Member] | Roivant Equity Repurchase [Member]
Class of Stock [Line Items]
Equity securities authorized for repurchase | $																		$ 1,000,000
Immunovant, Inc [Member]
Class of Stock [Line Items]
Earnout shares											20,000,000
Common stock issued				17,547,938
Immunovant, Inc [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Conversion of stock , share converted								7,156,495
Immunovant, Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Public offering shares of common stock			380,000		1,034,483
Net proceeds of common stock | $			$ 12,500		$ 15,000
Immunovant, Inc [Member] | Warrant
Class of Stock [Line Items]
Warrant exercise price per share | $ / shares				$ 11.50							$ 11.50
Number of exercisable outstanding warrants				11,500,000
Proceeds of warrants | $											$ 65,800
Warrants cancellation				61,710
Warrants exercised											11,438,290
Immunovant, Inc [Member] | Underwritten Public Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock per share | $ / shares			$ 33.00		$ 14.50
Public offering shares of common stock			6,060,606		9,613,365
Net proceeds of common stock | $			$ 188,100		$ 131,000
Immunovant, Inc [Member] | Maximum | Warrant
Class of Stock [Line Items]
Warrant exercise price per share | $ / shares				$ 11.50
Warrants exercised				11,438,290
Shares issuable upon warrant exercise				5,750,000
Health Sciences [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock acquired related to business acquisition								42,080,376
Health Sciences [Member] | Series A 1 Preferred Stock [Member]
Class of Stock [Line Items]
Stock acquired related to business acquisition								10,000
Sumitomo [Member]
Class of Stock [Line Items]
Number of shares transferred	78,867,360							78,867,360
Share price | $ / shares								$ 12.68
Net proceeds from sale of stock | $								$ 999,200
Sumitomo [Member] | Maximum
Class of Stock [Line Items]
Equity securities authorized for repurchase | $								$ 1,000,000
Cytovant Science HK Ltd [Member] | Series A 1 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares transferred						20,085,301
Share price | $ / shares						$ 1.17							$ 1.17
Net proceeds from sale of stock | $						$ 22,500
Health Sciences [Member]
Class of Stock [Line Items]
Number of outstanding warrants								11,500,000
Warrant exercise price per share | $ / shares								$ 11.50
Health Sciences [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issuable upon warrant exercise								5,750,000
Health Sciences [Member] | Immunovant, Inc [Member]
Class of Stock [Line Items]
Percentage of common stock acquired related to business acquisition								100.00%
Cash as a result of the Business Combination | $								$ 111,000
Proceeds related to common stock purchase by RSL | $								$ 5,100
Immunovant Sciences Ltd [Member]
Class of Stock [Line Items]
Common stock issued			20,000,000
Immunovant Sciences Ltd [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Restricted shares vested			1,800,000	1,800,000
Immunovant Sciences Ltd [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Conversion of stock , share converted								3,499,995
Sinovant Inc [Member]
Class of Stock [Line Items]
Annualized return rate							12.00%
Preferred stock purchase price per share | $ / shares							$ 12.26
Preferred stock purchase price | $							$ 132,900
Repurchase of redeemable noncontrolling interest | $							$ 77,800

[1]	Retroactively restated for the stock subdivision as described in Note 1.